Taxes - Schedule of Components of Provision for Income Taxes (Details)	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Schedule of Components of Provision for Income Taxes [Abstract]
Current income tax
Deferred income tax
Total provision for income tax